FI - Quantitative information about level 3 liabilities at fair value (Details 15) SFr in Millions	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2022 CHF (SFr)
Liabilities
Due to banks	SFr 100	SFr 490
Customer deposits	1,655	2,464
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	356	14,133
Obligation to return securities received as collateral	2,222	2,978
Trading liabilities	8,832	18,337
Short-term borrowings	4,012	6,783
Long-term debt	32,874	57,919
Other liabilities	1,500	2,286
Recurring basis
Liabilities
Due to banks	100	490
Customer deposits	1,655	2,464
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	356	14,133
Obligation to return securities received as collateral	2,222	2,978
Trading liabilities	8,832	18,337
Short-term borrowings	4,012	6,783
Long-term debt	32,874	57,919
Other liabilities	1,500	2,286
Total liabilities at fair value	51,551	105,390
Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	4,174	11,136
Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	22,092	27,716
Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	3,415	4,689
Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt		7,512
Recurring basis | Debt securities
Liabilities
Trading liabilities	355	5,461
Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	290	3,422
Recurring basis | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	65	2,011
Recurring basis | Equity securities
Liabilities
Trading liabilities	2,358	3,706
Recurring basis | Short positions
Liabilities
Trading liabilities	2,713	9,167
Recurring basis | Derivative instruments
Liabilities
Trading liabilities	5,777	8,945
Recurring basis | Other
Liabilities
Trading liabilities	342	225
Recurring basis | Level 3
Liabilities
Due to banks	0	0
Customer deposits	289	252
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	1,202	1,881
Short-term borrowings	71	453
Long-term debt	4,971	6,734
Other liabilities	299	203
Total liabilities at fair value	6,832	9,523
Recurring basis | Level 3 | Option model
Liabilities
Short-term borrowings	SFr 48	SFr 338
Recurring basis | Level 3 | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Short-term borrowings, measurement input		50
Recurring basis | Level 3 | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Short-term borrowings, measurement input		100
Recurring basis | Level 3 | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input		76
Recurring basis | Level 3 | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	(50)	(50)
Recurring basis | Level 3 | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	100	100
Recurring basis | Level 3 | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	69	75
Recurring basis | Level 3 | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	5	5
Recurring basis | Level 3 | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	142	148
Recurring basis | Level 3 | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	40	27
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Short-term borrowings		SFr 8
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Short-term borrowings, measurement input		142
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Short-term borrowings, measurement input		276
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input		267
Recurring basis | Level 3 | Price
Liabilities
Short-term borrowings	SFr 2	SFr 94
Recurring basis | Level 3 | Price | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Short-term borrowings, measurement input		1,296
Recurring basis | Level 3 | Price | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Short-term borrowings, measurement input		1,296
Recurring basis | Level 3 | Price | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input		1,296
Recurring basis | Level 3 | Price | Measurement Input, Price in percent [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	11	20
Recurring basis | Level 3 | Price | Measurement Input, Price in percent [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	11	20
Recurring basis | Level 3 | Price | Measurement Input, Price in percent [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	11	20
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	SFr 147	SFr 439
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	3,489	4,307
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model
Liabilities
Long-term debt	SFr 3,062	SFr 3,793
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Long-term debt, measurement input		50
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Long-term debt, measurement input		100
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Long-term debt, measurement input		76
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Long-term debt, measurement input	30	27
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Long-term debt, measurement input	148	358
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Long-term debt, measurement input	132	326
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Long-term debt, measurement input	(50)	(50)
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Long-term debt, measurement input	100	100
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Long-term debt, measurement input	69	75
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Fund gap risk [Member] | Minimum
Liabilities
Long-term debt, measurement input		0
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Fund gap risk [Member] | Maximum
Liabilities
Long-term debt, measurement input		2
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Fund gap risk [Member] | Weighted average
Liabilities
Long-term debt, measurement input		0
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Mean reversion [Member] | Minimum
Liabilities
Long-term debt, measurement input	7	25
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Mean reversion [Member] | Maximum
Liabilities
Long-term debt, measurement input	25	25
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Mean reversion [Member] | Weighted average
Liabilities
Long-term debt, measurement input	16	25
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input	0	0
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input	142	148
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input	37	27
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Unadjusted NAV [Member] | Minimum
Liabilities
Long-term debt, measurement input	16	389
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Unadjusted NAV [Member] | Maximum
Liabilities
Long-term debt, measurement input	12,069	416
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Unadjusted NAV [Member] | Weighted average
Liabilities
Long-term debt, measurement input	218	412
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Long-term debt	SFr 425	SFr 508
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Long-term debt, measurement input	3	10
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Long-term debt, measurement input	255	430
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Long-term debt, measurement input	79	142
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Price
Liabilities
Long-term debt		SFr 6
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Price | Measurement Input, Price in percent [Member] | Minimum
Liabilities
Long-term debt, measurement input		17
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Price | Measurement Input, Price in percent [Member] | Maximum
Liabilities
Long-term debt, measurement input		17
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Price | Measurement Input, Price in percent [Member] | Weighted average
Liabilities
Long-term debt, measurement input		17
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	SFr 1,288	SFr 1,728
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model
Liabilities
Long-term debt	SFr 281	SFr 358
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Long-term debt, measurement input		50
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Long-term debt, measurement input		100
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Long-term debt, measurement input		76
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Long-term debt, measurement input	34	50
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Long-term debt, measurement input	2,159	770
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Long-term debt, measurement input	313	317
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input		8
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input		8
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input		8
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Price
Liabilities
Long-term debt	SFr 1,007	SFr 1,370
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Price | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input	7	8
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Price | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input	7	8
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Price | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input	7	8
Recurring basis | Level 3 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt		SFr 28
Recurring basis | Level 3 | Debt securities
Liabilities
Trading liabilities	SFr 0	1
Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0	0
Recurring basis | Level 3 | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	0	1
Recurring basis | Level 3 | Equity securities
Liabilities
Trading liabilities	5	15
Recurring basis | Level 3 | Short positions
Liabilities
Trading liabilities	5	16
Recurring basis | Level 3 | Derivative instruments
Liabilities
Trading liabilities	856	1,640
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	94	118
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	2	1
Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	196	242
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model
Liabilities
Trading liabilities		SFr 10
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Trading liabilities, measurement input		47
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Trading liabilities, measurement input		1,528
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Trading liabilities, measurement input		194
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Trading liabilities	SFr 87	SFr 162
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Trading liabilities, measurement input	3	3
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Trading liabilities, measurement input	2,002	2,149
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	309	341
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	10	6
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	10	17
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	10	11
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	14	10
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	100	100
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	77	69
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Price
Liabilities
Trading liabilities	SFr 106	SFr 3
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Price | Measurement Input, Price in percent [Member] | Minimum
Liabilities
Trading liabilities, measurement input	100	74
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Price | Measurement Input, Price in percent [Member] | Maximum
Liabilities
Trading liabilities, measurement input	403	102
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Price | Measurement Input, Price in percent [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	106	101
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable
Liabilities
Trading liabilities		SFr 9
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price in percent [Member] | Minimum
Liabilities
Trading liabilities, measurement input		71
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price in percent [Member] | Maximum
Liabilities
Trading liabilities, measurement input		101
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price in percent [Member] | Weighted average
Liabilities
Trading liabilities, measurement input		86
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	SFr 362	SFr 1,083
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model
Liabilities
Trading liabilities	SFr 338	SFr 1,040
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input	(50)	(50)
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input	100	100
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	69	71
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Fund gap risk [Member] | Minimum
Liabilities
Trading liabilities, measurement input		0
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Fund gap risk [Member] | Maximum
Liabilities
Trading liabilities, measurement input		2
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Fund gap risk [Member] | Weighted average
Liabilities
Trading liabilities, measurement input		0
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input	5	5
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input	142	148
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	37	29
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Dividend yield [Member] | Minimum
Liabilities
Trading liabilities, measurement input		0
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Dividend yield [Member] | Maximum
Liabilities
Trading liabilities, measurement input		13
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Dividend yield [Member] | Weighted average
Liabilities
Trading liabilities, measurement input		5
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Price
Liabilities
Trading liabilities	SFr 22	SFr 31
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Price | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input	0	0
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Price | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input	119	1,197
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Price | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	17	34
Recurring basis | Level 3 | Derivative instruments | Other derivatives
Liabilities
Trading liabilities	SFr 202	SFr 196
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Liabilities
Trading liabilities, measurement input	2	2
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Liabilities
Trading liabilities, measurement input	12	18
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	5	6
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, UK Mortality Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	75	74
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, UK Mortality Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	102	103
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, UK Mortality Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	97	97
Recurring basis | Level 3 | Trading liabilities | Option model | Measurement Input, Mortality Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	0
Recurring basis | Level 3 | Trading liabilities | Option model | Measurement Input, Mortality Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	70
Recurring basis | Level 3 | Trading liabilities | Option model | Measurement Input, Mortality Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	6
Recurring basis | Level 3 | Other
Liabilities
Trading liabilities	SFr 341	SFr 225
Nonrecurring basis
Liabilities
Other liabilities	732	23
Other liabilities of which commitments held-for-sale	732	23
Total liabilities at fair value	732	23
Nonrecurring basis | Level 3
Liabilities
Other liabilities	529	21
Other liabilities of which commitments held-for-sale	529	21
Total liabilities at fair value	529	SFr 21
Nonrecurring basis | Level 3 | Measurement Input, Price in percent [Member]
Liabilities
Other liabilities of which commitments held-for-sale	527
Nonrecurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member]
Liabilities
Other liabilities of which commitments held-for-sale	SFr 2
Nonrecurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Other Liabilities, commitments held-for-sale, measurement input	226
Nonrecurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Other Liabilities, commitments held-for-sale, measurement input	549
Nonrecurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Other Liabilities, commitments held-for-sale, measurement input	236
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Price in percent [Member] | Minimum
Liabilities
Other Liabilities, commitments held-for-sale, measurement input	0	87
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Price in percent [Member] | Maximum
Liabilities
Other Liabilities, commitments held-for-sale, measurement input	100	96
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Price in percent [Member] | Weighted average
Liabilities
Other Liabilities, commitments held-for-sale, measurement input	83	90